Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 213,780	$ 216,672
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	9,900	11,100
Depreciation, amortization, and accretion, net	25,675	25,917
Deferred income taxes	(15,587)	(10,586)
Other gains, net	(2,514)
Originations of loans held for sale	(160,481)	(104,781)
Proceeds from sales of loans held for sale	167,215	103,106
Net gains on sales of loans held for sale	(3,650)	(2,003)
Net gains on securities available for sale	(12,321)	(20,822)
Change in assets and liabilities:
Net (increase) decrease in other assets	(79,942)	(89)
Net decrease in other liabilities	528	28,237
Net cash provided by operating activities	142,603	246,751
Available-for-sale securities:
Proceeds from maturities and principal repayments	1,394,433	1,151,944
Proceeds from sales	2,471,753	61,936
Purchases	(2,916,767)	(2,233,733)
Other investments:
Proceeds from sales	40,712	21,226
Purchases	(33,880)	(12,808)
Net increase in loans and leases resulting from originations and principal repayments	(704,224)	(506,777)
Proceeds from Sale of Loans and Leases Held-for-investment		3,768
Proceeds from sales of loans originated for investment		3,768
Proceeds from bank owned life insurance		1,922
Purchases of premises, equipment, and software	(19,119)	(20,740)
Proceeds from sales of premises and equipment	3,214
Purchases of mortgage servicing rights		(14,579)
Proceeds from sales of other real estate owned	7,620	3,347
Other	90	2,345
Net cash used in investing activities	243,832	(1,542,149)
Cash flows from financing activities
Net increase in deposits	1,336,545	1,147,033
Net decrease in short-term borrowings	(170,000)	(207,056)
Repayment of long-term debt	(10)	(6)
Distributions paid	(164,228)	(192,527)
Net cash provided by financing activities	1,002,307	747,444
Net (decrease) increase in cash and cash equivalents	1,388,742	(547,954)
Cash and cash equivalents at beginning of period	1,261,453	1,809,407
Cash and cash equivalents at end of period	2,650,195	1,261,453
Supplemental disclosures
Interest paid	22,086	24,081
Income taxes paid, net of income tax refunds	187,100	93,959
Noncash investing and financing activities:
Transfers from loans and leases to other real estate owned	2,470	5,534
Transfers of loans and leases (from) to loans held for sale, net	$ (3,260)	$ 2,916